Finance Lease (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) item	Nov. 21, 2023 USD ($)
Finance Lease
Finance lease term	40 years
Number of additional extension terms | item	2
Renewal term	10 years
Discount rate		6.86%
Right of use asset		$ 2,764,000
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]		Property, Plant and Equipment, Net
Lease liability	$ 2,958,000	$ 2,764,000
Remaining lease term	469 months
Amortization expense of ROU	$ 69,000
Finance lease principal payment	$ 1,000